Taxes on Income (Details) - Schedule of unrecognized tax benefits - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Schedule of unrecognized tax benefits [Abstract]
Beginning balance		$ 3,039	[1]	$ 2,240
Increases related to tax positions taken during prior years		1,318		51
Increases related to tax positions taken during the current year				662
Cumulative translation adjustments and other				86
Ending balance	[1]	$ 4,357		$ 3,039

[1]	As of December 31, 2020, and 2019 unrecognized tax benefit in the amount of $4,357 and $1,880 were presented as a reduction from deferred taxes.